CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Sub-classifications of financial informations
Concessionary loans outstanding	kr 672			kr 672		kr 663
Operating result of previous concessionary credit program				(19)	kr (21)
Administrative compensation for concessionary loans				(1)	(1)
Comprehensive income
Interest income	1,608	kr 1,579	kr 1,257	3,187	2,313	5,153
Interest expenses	(1,153)	(1,184)	(911)	(2,337)	(1,585)	(3,711)
Net interest income	455	395	346	850	728	1,442
Exchange-rate differences	0	0	(5)	0	(4)	(3)
Financial position
Derivatives	7,650			7,650		6,529
Other assets	10,730			10,730		4,980
Prepaid expenses and accrued revenues	2,767			2,767		2,657
Total assets	314,790			314,790		302,033
Derivatives	21,554			21,554		21,934
Accrued expenses and prepaid revenues	2,694			2,694		2,583
Total liabilities	296,194			296,194		283,794
Committed undisbursed loans	56,344			56,344		50,814
Binding offers	570			570		744
CIRR-System
Comprehensive income
Interest income	520	498	395	1,018	733	1,624
Interest expenses	(479)	(457)	(344)	(936)	(660)	(1,480)
Net interest income	41	41	51	82	73	144
Interest compensation	1		19	1	19	20
Exchange-rate differences	1	4	7	5	9	9
Profit before compensation to SEK	43	45	77	88	101	173
Administrative remuneration to SEK	(48)	(46)	(38)	(94)	(70)	(155)
Operating profit CIRR-system	(5)	(1)	39	(6)	31	18
Reimbursement to (-) / from (+) the State	5	kr 1	kr (39)	6	kr (31)	(18)
Financial position
Loans	76,076			76,076		69,922
Derivatives						502
Other assets	9,406			9,406		4,090
Prepaid expenses and accrued revenues	626			626		561
Total assets	86,108			86,108		75,075
Liabilities	76,246			76,246		70,144
Derivatives	9,194			9,194		4,408
Accrued expenses and prepaid revenues	668			668		523
Total liabilities	86,108			86,108		75,075
Committed undisbursed loans	53,046			53,046		47,664
Binding offers	kr 570			kr 570		kr 616